Long-term Investments	12 Months Ended
Dec. 31, 2025
Long-term Investments.
Long-term Investments.

11. Long-term Investments

The Group’s long-term investments consist of the following:

	As of December 31,
	2024	2025
Equity investments:
Equity securities without readily determinable fair values using the measurement alternative	708,124	742,314
Equity securities without readily determinable fair values using the NAV practical expedient	72,434	91,464
Equity securities with readily determinable fair values	140,985	14,894
Equity investments accounted for using the equity method	1,354	—
Total	922,897	848,672

Equity securities without readily determinable fair values

Equity securities without readily determinable fair values represent investments in privately-held companies and private equity funds with no readily determinable fair value.

No impairment loss of equity securities without readily determinable fair values were recorded in “Interest income and investment income, net” in the consolidated statements of comprehensive income for the years ended December 31, 2023, 2024 and 2025.

11. Long-term Investments (Continued)

Equity securities with readily determinable fair values

Equity securities with readily determinable fair values are marketable equity securities which are publicly traded stocks measured at fair value.

For equity securities with readily determinable fair values, net unrealized gains of RMB270,468, net unrealized losses of RMB150,880, and net unrealized losses of RMB29,073 were recorded for the years ended December 31, 2023, 2024 and 2025, respectively, in “Interest income and investment income, net” in the consolidated statements of comprehensive income.